Investment Objectives and Goals	Oct. 31, 2025
Innovator Equity Managed Floor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Managed Floor ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).
Innovator Nasdaq-100 Managed Floor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Nasdaq-100® Managed Floor ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).
Innovator U.S. Small Cap Managed Floor ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Managed Floor ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).
Innovator Equity Managed 100 Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Managed 100 Buffer ETF™
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).